Restructuring Accrual Activity Summary (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4.5	$ 0.3	$ 0.9
Restructuring charges	1.5	11.1	12.5
Reduction to reserve	(0.4)
Cash payments	(4.6)	(5.5)	(1.0)
Adjustments for pension and other post-retirement termination non-cash charges		(1.4)	(12.1)
Ending balance	1.0	4.5	0.3
Employee Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	4.5	0.1	0.4
Restructuring charges	1.3	11.1	12.5
Reduction to reserve	(0.4)
Cash payments	(4.4)	(5.3)	(0.6)
Adjustments for pension and other post-retirement termination non-cash charges		(1.4)	(12.1)
Reclassifications			(0.1)
Ending balance	1.0	4.5	0.1
Tenancy and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance		0.2	0.5
Restructuring charges	0.2
Cash payments	(0.2)	(0.2)	(0.4)
Reclassifications			0.1
Ending balance			$ 0.2